Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of Detailed Information about Cash and Cash Equivalents	Cash and cash equivalents are comprised of the following:

	December 31
	2019	2020
Cash	$446.3	$447.0
Cash equivalents	33.2	16.8
	$479.5	$463.8

Disclosure of Risks from Financial Instruments	The local currency amounts have been converted to U.S. dollar equivalents using spot rates at December 31, 2020.

	Canadian dollar	Euro	Thai baht	Chinese renminbi
Cash and cash equivalents	$16.0	$9.6	$1.2	$8.7
A/R	2.5	52.4	—	11.0
Income taxes and value-added taxes receivable	18.5	1.4	1.4	5.4
Other financial assets	1.6	0.8	0.3	0.3
Pension and non-pension post-employment liabilities	(79.4)	(0.5)	(18.3)	(1.4)
Income taxes and value-added taxes payable	—	(0.2)	(4.8)	(11.4)
A/P and certain accrued and other liabilities and provisions	(99.3)	(35.8)	(36.7)	(46.1)

Net financial assets (liabilities)	$(140.1)	$27.7	$(56.9)	$(33.5)

Disclosure of Foreign Currency Risk Analysis	The financial impact of a one-percentage point strengthening or weakening of the following currencies against the U.S. dollar for our financial instruments denominated in such non-functional currencies is summarized in the following table as at December 31, 2020. The financial instruments impacted by a change in exchange rates include our exposures to the above financial assets or liabilities denominated in non-functional currencies and our foreign exchange forward contracts and swaps.

	Canadian dollar	Euro	Thai baht	Chinese renminbi
	Increase (decrease)
1% Strengthening
Net earnings	$—	$(0.1)	$(0.1)	$(0.2)
OCI	1.1	(0.1)	0.7	0.4
1% Weakening
Net earnings	—	0.1	0.1	0.2
OCI	(1.0)	0.1	(0.7)	(0.3)

Disclosure of Fair Value Measurement of Assets
In the table below, we have segregated our financial assets and liabilities that are measured at fair value, based on the inputs used to determine fair value at the measurement date. The three levels within the fair value hierarchy, based on the reliability of inputs, are as follows:
•    Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities;
•    Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly (i.e. prices) or indirectly (i.e. derived from prices); and
•    Level 3 inputs are inputs for the asset or liability that are not based on observable market data (i.e. unobservable inputs).

	December 31, 2019		December 31, 2020
	Level 1	Level 2	Level 1	Level 2
Assets:
Foreign currency forwards and swaps	$—	$7.4	$—	$29.4

Liabilities:
Interest rate swaps	$—	$(12.1)	$—	$(16.5)
Foreign currency forwards and swaps	—	(2.9)	—	(6.1)
	$—	$(15.0)	$—	$(22.6)

Disclosure of Fair Value Measurement of Liabilities
In the table below, we have segregated our financial assets and liabilities that are measured at fair value, based on the inputs used to determine fair value at the measurement date. The three levels within the fair value hierarchy, based on the reliability of inputs, are as follows:
•    Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities;
•    Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly (i.e. prices) or indirectly (i.e. derived from prices); and
•    Level 3 inputs are inputs for the asset or liability that are not based on observable market data (i.e. unobservable inputs).

	December 31, 2019		December 31, 2020
	Level 1	Level 2	Level 1	Level 2
Assets:
Foreign currency forwards and swaps	$—	$7.4	$—	$29.4

Liabilities:
Interest rate swaps	$—	$(12.1)	$—	$(16.5)
Foreign currency forwards and swaps	—	(2.9)	—	(6.1)
	$—	$(15.0)	$—	$(22.6)

Disclosure of Derivatives and Hedging Activities	At December 31, 2020 and 2019, we had foreign currency forwards and swaps to trade U.S. dollars in exchange for the following currencies:

As at December 31, 2020 Currency	Contract amount of U.S. dollars	Weighted average exchange rate in U.S. dollars	Maximum period in months	Fair value gain/(loss)
Canadian dollar	$230.8	0.76	12	$11.7
Thai baht	107.7	0.03	12	4.7
Malaysian ringgit	48.7	0.24	12	1.6
Mexican peso	20.1	0.05	12	1.6
British pound	0.8	1.33	4	0.1
Chinese renminbi	44.0	0.15	12	2.8
Euro	39.5	1.21	10	(1.5)
Romanian leu	28.6	0.23	12	2.0
Singapore dollar	27.5	0.73	12	1.0
Japanese yen	8.0	0.01	4	(0.2)
Korean won	6.9	0.0009	1	(0.5)
Total (i)	$562.6			$23.3
(i)     As of December 31, 2020, approximately two-thirds of the fair values of our currently outstanding foreign currency forward contracts related to effective cash flow hedges where we applied hedge accounting, and the remainder were related to economic hedges where we recorded the changes in the fair values of those currency forward contracts through the consolidated statement of operations.

As at December 31, 2019 Currency	Contract amount of U.S. dollars	Weighted average exchange rate in U.S. dollars	Maximum period in months	Fair value gain/(loss)
Canadian dollar	$195.6	0.76	12	$2.1
Thai baht	98.8	0.03	12	2.1
Malaysian ringgit	54.1	0.24	12	0.4
Mexican peso	22.4	0.05	12	0.9
British pound	2.2	1.29	4	0.1
Chinese renminbi	48.8	0.14	12	(0.7)
Euro	26.1	1.12	12	(0.5)
Romanian leu	33.5	0.23	12	0.1
Singapore dollar	23.9	0.74	12	0.2
Other	18.5	—	4	(0.2)
Total	$523.9			$4.5